Income Tax Expense - Summary of Income Tax Recognized in Income or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current tax expense
Current year	$ 103,080	$ 66,905
Adjustment for prior years	1,092	(2,204)
Total	104,172	64,701
Deferred tax expense (recovery)
Origination and reversal of temporary differences	(7,536)	8,345
Variation in tax rate	70	(2,370)
Adjustment for prior years	(9,724)	5,860
Income tax expense	$ 86,982	$ 76,536	[1]

[1]	Recasted for changes in presentation currency (see note 2c)) and mark-to-market gain (loss) on deferred share units presentation (see note 24)